Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

The Company’s prepaid expenses and other current assets consisted of the following as of December 31, 2024, and 2023:

	December 31,
	2024	2023
Vendor prepayments	$65,237	$821,266
VAT recoverable and other current assets	49,479	24,433
Other short-term receivables	400,000	10,664
Prepaid insurance	42,470	69,019
Prepaid expenses	2,970	—
Total prepaid expenses and other current assets	$560,157	$925,382